B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Current Inventories Alternative [Abstract]
Summary of Inventories
Inventories
	2020	2019
Raw materials, components, consumables
and manufacturing work in progress	9,510	8,209
Finished products	8,709	8,742
Contract work in progress	9,878	13,912
Inventories, net	28,097	30,863

Movements in Obsolescence Allowances
Movements in obsolescence allowances
	2020	2019	2018
Opening balance	3,386	2,611	2,425
Additions, net	2,266	2,228	1,079
Utilization	(1,781)	(1,459)	(987)
Translation differences	(244)	22	94
Balances regarding acquired/divested businesses	—	(16)	—
Closing balance	3,627	3,386	2,611